Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest and dividend income:
Interest and fees on loans	$ 227,644	$ 225,538	$ 234,638
Interest and dividends on:
Obligations of U.S. Government, its agencies and other securities	36,981	36,686	50,549
Obligations of states and political subdivisions	3	45	140
Other interest income	515	678	408
Total interest and dividend income	265,143	262,947	285,735
Interest on deposits:
Demand and savings deposits	1,677	1,773	2,483
Time deposits	9,323	11,235	15,921
Interest on short-term borrowings	517	544	678
Interest on long-term debt	28,582	28,370	31,338
Total interest expense	40,099	41,922	50,420
Net interest income	225,044	221,025	235,315
(Recovery of) provision for loan losses	(7,333)	3,415	35,419
Net interest income after (recovery of) provision for loan losses	232,377	217,610	199,896
Other income:
Income from fiduciary activities	19,150	17,133	15,947
Service charges on deposit accounts	15,423	16,316	16,704
Net gain on sales of securities	(1,158)	0	0
Other service income	10,459	12,913	13,631
Checkcard fee income	13,570	12,955	12,541
Bank owned life insurance income	4,861	5,041	4,754
ATM fees	2,467	2,632	2,359
Gain on sale of OREO, net	5,503	3,110	4,414
OREO devaluations	(2,406)	(3,180)	(6,872)
Gain (Loss) on Sales of Loans, Net	1,867	0	0
Gain on sale of Vision Bank business	0	0	22,167
Miscellaneous	5,813	6,357	6,758
Total other income	75,549	73,277	92,403
Other expense:
Salaries and employee benefits	101,968	100,298	95,977
Data processing fees	4,712	4,174	3,916
Professional fees and services	29,580	27,865	24,267
Net occupancy expense of bank premises	10,006	9,804	9,444
Amortization of intangibles	0	337	2,172
Furniture and equipment expense	11,571	11,249	10,788
Insurance	5,723	5,205	5,780
Marketing	4,371	3,790	3,474
Postage and telephone	5,268	5,790	5,983
State taxes	2,290	3,702	3,786
Loan put provision	0	0	3,299
OREO expense	2,063	2,731	4,011
Affordable Housing Program Assessments	7,724	7,014	6,841
Miscellaneous	9,958	6,570	8,230
Total other expense	195,234	188,529	187,968
Income (loss) before taxes	112,692	102,358	104,331
Federal income taxes	28,602	25,131	25,701
Net income	84,090	77,227	78,630
Preferred share dividends and accretion	0	0	3,425
Income available to common shareholders	$ 84,090	$ 77,227	$ 75,205
Earnings per common share:
Basic (in dollars per share)	$ 5.46	$ 5.01	$ 4.88
Diluted (in dollars per share)	$ 5.46	$ 5.01	$ 4.88